Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financial Effect of Modifications of Financing Receivable (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Interest rate reduction | Consumer borrowers | Other | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	16.40%
Interest rate reduction | Consumer borrowers | Other | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	11.70%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	9.70%	13.10%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	9.50%	3.30%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Term extension	10 months 24 days	1 year
Term extension | Corporate borrowers | Overseas
Financing Receivable, Modifications [Line Items]
Term extension	6 months
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	3 months 18 days	6 months
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension		10 months 24 days
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Term extension	2 years	6 months
Term extension | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Term extension	6 months	2 months 12 days
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 36	¥ 54
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	14	¥ 1,099
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 33